Relation with Controlling Shareholder and Related Entities	12 Months Ended
Dec. 31, 2024
Compensation Related Costs [Abstract]
Relation with Controlling Shareholder and Related Entities	Relation with Controlling Shareholder and Related Entities
Historically, eLMTree has been managed and operated in the normal course of business consistent with other affiliates of the Controlling Shareholder. In preparing the 2022 consolidated financial statements, certain shared costs have been allocated to the eLMTree segment and reflected as expenses in the consolidated statements of operations. Management considers the allocation methodologies used to be reasonable and appropriate reflections of the historical Controlling Shareholder expenses attributable to the eLMTree segment for purposes of the stand-alone financial statements. However, the expenses reflected in the consolidated financial statements may not be indicative of the actual expenses that would have been incurred during the periods presented if eLMTree historically operated as a separate, stand-alone entity.
Allocated Direct Costs
Operating expense as presented in the consolidated statements of operations for the year ended December 31, 2022 includes $1,090 of expenses for employee compensation that were directly attributable to the Company’s business. The Controlling Shareholder has allocated such expenses by identifying the individual employee whose work directly related to the Company.